UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Growth Stock Fund

Investor Class (PRGFX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Investor Class	$71	0.66%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,463	10,097	10,074
2016	9,398	10,362	10,136
2016	10,134	10,818	10,600
2016	10,141	11,274	10,708
2017	11,271	11,921	11,662
2017	12,120	12,280	12,206
2017	12,779	12,842	12,926
2017	13,552	13,656	13,943
2018	14,071	13,568	14,140
2018	14,897	14,095	14,954
2018	15,622	15,099	16,325
2018	13,413	12,940	13,732
2019	15,545	14,757	15,943
2019	16,135	15,361	16,682
2019	15,945	15,540	16,930
2019	17,547	16,954	18,729
2020	14,975	13,410	16,088
2020	19,128	16,364	20,567
2020	21,454	17,871	23,285
2020	24,027	20,495	25,938
2021	24,639	21,796	26,182
2021	27,767	23,592	29,307
2021	27,534	23,568	29,646
2021	28,840	25,754	33,096
2022	24,503	24,395	30,103
2022	18,272	20,321	23,805
2022	17,661	19,413	22,949
2022	17,262	20,808	23,453
2023	20,048	22,302	26,822
2023	22,819	24,172	30,258
2023	22,393	23,386	29,310
2023	25,078	26,209	33,462
2024	28,133	28,835	37,281
2024	30,224	29,762	40,388
2024	30,789	31,616	41,677
2024	32,499	32,448	44,623
2025	29,405	30,916	40,175
2025	34,250	34,314	47,342
2025	37,248	37,120	52,318
2025	37,586	38,012	52,906

202501-4140694, 202601-5112317

F40-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (Investor Class)	15.65%	9.36%	14.16%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$49,789,809
  Number of Portfolio Holdings99
  Investment Advisory Fees Paid (000s)$143,712
  Portfolio Turnover Rate35.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

Investor Class (PRGFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Growth Stock Fund

Advisor Class (TRSAX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Advisor Class	$99	0.92%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,458	10,097	10,074
2016	9,387	10,362	10,136
2016	10,116	10,818	10,600
2016	10,115	11,274	10,708
2017	11,235	11,921	11,662
2017	12,074	12,280	12,206
2017	12,724	12,842	12,926
2017	13,485	13,656	13,943
2018	13,991	13,568	14,140
2018	14,803	14,095	14,954
2018	15,512	15,099	16,325
2018	13,312	12,940	13,732
2019	15,418	14,757	15,943
2019	15,992	15,361	16,682
2019	15,793	15,540	16,930
2019	17,364	16,954	18,729
2020	14,812	13,410	16,088
2020	18,904	16,364	20,567
2020	21,187	17,871	23,285
2020	23,710	20,495	25,938
2021	24,298	21,796	26,182
2021	27,364	23,592	29,307
2021	27,118	23,568	29,646
2021	28,383	25,754	33,096
2022	24,098	24,395	30,103
2022	17,959	20,321	23,805
2022	17,349	19,413	22,949
2022	16,947	20,808	23,453
2023	19,668	22,302	26,822
2023	22,373	24,172	30,258
2023	21,941	23,386	29,310
2023	24,552	26,209	33,462
2024	27,528	28,835	37,281
2024	29,556	29,762	40,388
2024	30,085	31,616	41,677
2024	31,738	32,448	44,623
2025	28,695	30,916	40,175
2025	33,399	34,314	47,342
2025	36,300	37,120	52,318
2025	36,602	38,012	52,906

202501-4140694, 202601-5112317

F240-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (Advisor Class)	15.33%	9.07%	13.85%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$49,789,809
  Number of Portfolio Holdings99
  Investment Advisory Fees Paid (000s)$143,712
  Portfolio Turnover Rate35.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

Advisor Class (TRSAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Growth Stock Fund

R Class (RRGSX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - R Class	$126	1.17%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,451	10,097	10,074
2016	9,374	10,362	10,136
2016	10,097	10,818	10,600
2016	10,089	11,274	10,708
2017	11,199	11,921	11,662
2017	12,028	12,280	12,206
2017	12,666	12,842	12,926
2017	13,416	13,656	13,943
2018	13,911	13,568	14,140
2018	14,711	14,095	14,954
2018	15,403	15,099	16,325
2018	13,208	12,940	13,732
2019	15,289	14,757	15,943
2019	15,849	15,361	16,682
2019	15,640	15,540	16,930
2019	17,187	16,954	18,729
2020	14,652	13,410	16,088
2020	18,687	16,364	20,567
2020	20,931	17,871	23,285
2020	23,410	20,495	25,938
2021	23,973	21,796	26,182
2021	26,981	23,592	29,307
2021	26,720	23,568	29,646
2021	27,948	25,754	33,096
2022	23,714	24,395	30,103
2022	17,660	20,321	23,805
2022	17,053	19,413	22,949
2022	16,645	20,808	23,453
2023	19,307	22,302	26,822
2023	21,947	24,172	30,258
2023	21,506	23,386	29,310
2023	24,055	26,209	33,462
2024	26,953	28,835	37,281
2024	28,919	29,762	40,388
2024	29,418	31,616	41,677
2024	31,015	32,448	44,623
2025	28,025	30,916	40,175
2025	32,599	34,314	47,342
2025	35,406	37,120	52,318
2025	35,679	38,012	52,906

202501-4140694, 202601-5112317

F440-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (R Class)	15.04%	8.79%	13.56%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$49,789,809
  Number of Portfolio Holdings99
  Investment Advisory Fees Paid (000s)$143,712
  Portfolio Turnover Rate35.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

R Class (RRGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Growth Stock Fund

I Class (PRUFX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - I Class	$56	0.52%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	473,366	504,841	503,709
2016	470,292	518,121	506,804
2016	507,357	540,907	530,021
2016	507,886	563,676	535,382
2017	564,604	596,049	583,078
2017	607,404	614,023	610,309
2017	640,672	642,092	646,311
2017	679,764	682,784	697,135
2018	706,001	678,383	707,001
2018	747,741	704,764	747,699
2018	784,277	754,971	816,267
2018	673,716	646,994	686,582
2019	780,992	737,854	797,131
2019	810,935	768,069	834,116
2019	801,622	776,999	846,524
2019	882,442	847,685	936,427
2020	753,424	670,521	804,396
2020	962,521	818,221	1,028,327
2020	1,079,876	893,559	1,164,243
2020	1,209,748	1,024,747	1,296,886
2021	1,240,934	1,089,787	1,309,103
2021	1,398,857	1,179,583	1,465,339
2021	1,387,630	1,178,384	1,482,283
2021	1,453,885	1,287,709	1,654,782
2022	1,235,680	1,219,738	1,505,170
2022	921,769	1,016,027	1,190,246
2022	891,417	970,666	1,147,438
2022	871,583	1,040,379	1,172,630
2023	1,012,517	1,115,082	1,341,084
2023	1,152,744	1,208,602	1,512,880
2023	1,131,561	1,169,276	1,465,522
2023	1,267,605	1,310,429	1,673,086
2024	1,422,462	1,441,725	1,864,060
2024	1,528,716	1,488,091	2,019,425
2024	1,557,761	1,580,787	2,083,828
2024	1,644,833	1,622,413	2,231,165
2025	1,488,796	1,545,804	2,008,770
2025	1,734,574	1,715,707	2,367,105
2025	1,887,040	1,855,986	2,615,886
2025	1,904,678	1,900,583	2,645,278

202501-4140694, 202601-5112317

F540-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (I Class)	15.80%	9.50%	14.31%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$49,789,809
  Number of Portfolio Holdings99
  Investment Advisory Fees Paid (000s)$143,712
  Portfolio Turnover Rate35.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

I Class (PRUFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Growth Stock Fund

Z Class (TRJZX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,142	10,865	11,006
6/30/20	14,253	13,259	14,070
9/30/20	16,011	14,480	15,929
12/31/20	17,959	16,606	17,744
3/31/21	18,445	17,659	17,911
6/30/21	20,820	19,115	20,049
9/30/21	20,679	19,095	20,281
12/31/21	21,693	20,867	22,641
3/31/22	18,462	19,765	20,594
6/30/22	13,790	16,464	16,285
9/30/22	13,353	15,729	15,699
12/31/22	13,072	16,859	16,044
3/31/23	15,206	18,069	18,349
6/30/23	17,336	19,585	20,699
9/30/23	17,041	18,948	20,051
12/31/23	19,114	21,235	22,891
3/31/24	21,478	23,362	25,504
6/30/24	23,112	24,114	27,630
9/30/24	23,582	25,616	28,511
12/31/24	24,933	26,290	30,527
3/31/25	22,597	25,049	27,484
6/30/25	26,362	27,802	32,387
9/30/25	28,717	30,075	35,791
12/31/25	29,023	30,798	36,193

202501-4140694, 202601-5112317

F1253-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Growth Stock Fund (Z Class)	16.40%	10.08%	20.19%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	24.85

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$49,789,809
  Number of Portfolio Holdings99
  Investment Advisory Fees Paid (000s)$143,712
  Portfolio Turnover Rate35.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

Z Class (TRJZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGFX Growth Stock Fund
TRSAX Growth Stock Fund–
.
Advisor Class
RRGSX Growth Stock Fund–
.
R Class
PRUFX Growth Stock Fund–
.
I Class
TRJZX Growth Stock Fund–
.
Z Class

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 105.46 $ 86.59 $ 61.61 $ 106.32 $ 96.94
Investment activities
Net investment loss
(1)(2)
(0.26) (0.19) (0.10) (0.21) (0.34)
Net realized and unrealized
gain/loss 16.95 26.05 27.97 (42.31) 19.65
Total from investment
activities 16.69 25.86 27.87 (42.52) 19.31
Distributions
Net realized gain (14.61) (6.99) (2.89) (2.19) (9.93)
NET ASSET VALUE
End of period $ 107.54 $ 105.46 $ 86.59 $ 61.61 $ 106.32
Ratios/Supplemental Data
Total return
(2)(3)
15.65% 29.59% 45.27% (40.14)% 20.03%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.65% 0.65% 0.67% 0.63%
Net expenses after
waivers/payments by Price
Associates 0.66% 0.65% 0.65% 0.67% 0.63%
Net investment loss (0.24)% (0.19)% (0.13)% (0.27)% (0.31)%
Portfolio turnover rate 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of period (in
millions) $11,328 $12,553 $11,966 $10,958 $27,065
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 101.08 $ 83.42 $ 59.59 $ 103.20 $ 94.36
Investment activities
Net investment loss
(1)(2)
(0.52) (0.44) (0.28) (0.38) (0.63)
Net realized and unrealized
gain/loss 16.20 25.09 27.00 (41.04) 19.12
Total from investment
activities 15.68 24.65 26.72 (41.42) 18.49
Distributions
Net realized gain (14.61) (6.99) (2.89) (2.19) (9.65)
NET ASSET VALUE
End of period $ 102.15 $ 101.08 $ 83.42 $ 59.59 $ 103.20
Ratios/Supplemental Data
Total return
(2)(3)
15.33% 29.27% 44.88% (40.29)% 19.71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.92% 0.91% 0.91% 0.92% 0.91%
Net expenses after
waivers/payments by Price
Associates 0.92% 0.91% 0.91% 0.92% 0.91%
Net investment loss (0.50)% (0.46)% (0.38)% (0.52)% (0.60)%
Portfolio turnover rate 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of period (in
millions) $1,305 $1,382 $1,337 $1,547 $3,008
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 95.14 $ 79.03 $ 56.70 $ 98.61 $ 90.58
Investment activities
Net investment loss
(1)(2)
(0.74) (0.65) (0.46) (0.55) (0.86)
Net realized and unrealized
gain/loss 15.24 23.75 25.68 (39.17) 18.32
Total from investment
activities 14.50 23.10 25.22 (39.72) 17.46
Distributions
Net realized gain (14.61) (6.99) (2.89) (2.19) (9.43)
NET ASSET VALUE
End of period $ 95.03 $ 95.14 $ 79.03 $ 56.70 $ 98.61
Ratios/Supplemental Data
Total return
(2)(3)
15.04% 28.93% 44.52% (40.44)% 19.39%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.17% 1.16% 1.17% 1.18% 1.17%
Net expenses after
waivers/payments by Price
Associates 1.17% 1.16% 1.17% 1.18% 1.17%
Net investment loss (0.75)% (0.71)% (0.65)% (0.77)% (0.85)%
Portfolio turnover rate 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of period (in
millions) $676 $697 $659 $561 $1,051
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 105.94 $ 86.85 $ 61.72 $ 106.34 $ 96.98
Investment activities
Net investment income
(loss)
(1)(2)
(0.11) (0.07) —
(3)
(0.08) (0.22)
Net realized and unrealized
gain/loss 17.03 26.15 28.02 (42.35) 19.68
Total from investment
activities 16.92 26.08 28.02 (42.43) 19.46
Distributions
Net realized gain (14.61) (6.99) (2.89) (2.19) (10.10)
NET ASSET VALUE
End of period $ 108.25 $ 105.94 $ 86.85 $ 61.72 $ 106.34
Ratios/Supplemental Data
Total return
(2)(4)
15.80% 29.76% 45.44% (40.05)% 20.18%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.52% 0.52% 0.53% 0.53% 0.51%
Net expenses after
waivers/payments by Price
Associates 0.52% 0.52% 0.53% 0.53% 0.51%
Net investment loss (0.10)% (0.07)% (0.00)% (0.11)% (0.20)%
Portfolio turnover rate 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of period (in
millions) $14,043 $15,548 $13,355 $12,188 $18,105
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 107.14 $ 87.48 $ 62.05 $ 106.34 $ 96.93
Investment activities
Net investment income
(1)(2)
0.47 0.46 0.40 0.32 0.34
Net realized and unrealized
gain/loss 17.29 26.41 28.25 (42.42) 19.69
Total from investment
activities 17.76 26.87 28.65 (42.10) 20.03
Distributions
Net investment income (0.14) (0.22) (0.33) — —
Net realized gain (14.61) (6.99) (2.89) (2.19) (10.62)
Total distributions (14.75) (7.21) (3.22) (2.19) (10.62)
NET ASSET VALUE
End of period $ 110.15 $ 107.14 $ 87.48 $ 62.05 $ 106.34
Ratios/Supplemental Data
Total return
(2)(3)
16.40% 30.45% 46.22% (39.74)% 20.79%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.51% 0.51% 0.52% 0.51% 0.51%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 0.42% 0.45% 0.52% 0.41% 0.31%
Portfolio turnover rate 35.2% 38.2% 28.9% 25.9% 22.7%
Net assets, end of period (in
millions) $22,438 $21,413 $19,640 $16,696 $24,833
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.1%
COMMUNICATION SERVICES  13.8%
Entertainment  2.4%
Netflix (1) 8,621,838 808,383
Spotify Technology (1) 706,524 410,286
1,218,669
Interactive Media & Services  11.4%
Alphabet, Class A  11,405,984 3,570,073
Meta Platforms, Class A  3,205,996 2,116,246
5,686,319
Total Communication Services 6,904,988
CONSUMER DISCRETIONARY  12.9%
Automobiles  3.1%
Ferrari (2) 138,246 51,090
Tesla (1) 3,334,396 1,499,545
1,550,635
Broadline Retail  6.5%
Amazon.com (1) 10,636,679 2,455,158
Coupang (1) 5,690,286 134,234
MercadoLibre (1) 207,251 417,457
Sea, ADR (1) 1,683,159 214,721
3,221,570
Diversified Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $44,697 (INR) (1)(3)(4) 28,035 —
—
Hotels, Restaurants & Leisure  2.2%
Booking Holdings  44,778 239,801
Chipotle Mexican Grill (1) 5,917,138 218,934
DoorDash, Class A (1) 1,682,096 380,961
Hilton Worldwide Holdings  808,544 232,255
1,071,951
Specialty Retail  1.1%
Carvana (1) 1,279,562 540,001
540,001
Total Consumer Discretionary 6,384,157

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  5.4%
Capital Markets  0.6%
Ares Management, Class A  1,131,629 182,905
Charles Schwab  642,800 64,222
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $47,310 (1)
(3)(4) 3,379,389 47,311
294,438
Financial Services  4.7%
Mastercard, Class A  1,810,477 1,033,565
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)
(3)(4) 1,489,660 61,702
Visa, Class A  3,563,555 1,249,774
2,345,041
Insurance  0.1%
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24 -
12/19/25, Cost $23,686 (1)(3)(4)(5) 23,685,923 31,365
31,365
Total Financials 2,670,844
HEALTH CARE  7.2%
Biotechnology  0.8%
Argenx, ADR (1) 250,080 210,305
Natera (1) 908,314 208,085
418,390
Health Care Equipment & Supplies  1.7%
Intuitive Surgical (1) 1,140,006 645,654
Stryker  571,953 201,024
846,678
Health Care Providers & Services  0.3%
UnitedHealth Group  393,312 129,836
129,836
Life Sciences Tools & Services  1.0%
Danaher  839,212 192,112
Thermo Fisher Scientific  500,300 289,899
482,011
Pharmaceuticals  3.4%
Eli Lilly  1,563,372 1,680,125
1,680,125
Total Health Care 3,557,040

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  3.2%
Aerospace & Defense  3.2%
Boeing (1) 766,564 166,436
General Electric  2,949,403 908,505
Howmet Aerospace  1,635,855 335,383
TransDigm Group  156,690 208,374
Total Industrials & Business Services 1,618,698
INFORMATION TECHNOLOGY  48.7%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(3)(4) 219,911 —
—
Electronic Equipment, Instruments & Components  1.5%
Amphenol, Class A  4,060,092 548,681
Fabrinet (1) 240,517 109,502
Teledyne Technologies (1) 206,011 105,216
763,399
IT Services  0.5%
Shopify, Class A (1) 1,568,070 252,412
252,412
Semiconductors & Semiconductor Equipment  20.6%
Advanced Micro Devices (1) 1,824,977 390,837
ASML Holding  210,965 225,703
Broadcom  7,668,049 2,653,912
NVIDIA  35,651,398 6,648,986
Taiwan Semiconductor Manufacturing, ADR  1,142,098 347,072
10,266,510
Software  15.2%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $77,445 (1)(3)(4) 180,104 87,012
AppLovin, Class A (1) 724,336 488,072
Canva, Class B, Acquisition Date: 12/17/21 - 12/22/21,
Cost $60,709 (1)(3)(4) 35,624 58,642
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(3)(4) 81,931 14,652
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(3)(4) 252,548 130,603
HubSpot (1) 198,369 79,605
Intuit  345,299 228,733
Microsoft  11,586,679 5,603,550
Oracle  1,966,050 383,203
Roper Technologies  55,884 24,876

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
ServiceNow (1) 3,222,815 493,703
7,592,651
Technology Hardware, Storage & Peripherals  10.9%
Apple  20,017,947 5,442,079
5,442,079
Total Information Technology 24,317,051
MATERIALS  0.5%
Chemicals  0.5%
Linde  561,052 239,227
Total Materials 239,227
REAL ESTATE  0.4%
Health Care Real Estate Investment Trusts  0.4%
Welltower, REIT  1,028,743 190,945
Total Real Estate 190,945
Total Miscellaneous Common Stocks  4.0% (6) 1,971,790
Total Common Stocks (Cost $16,533,704) 47,854,740
CONVERTIBLE PREFERRED STOCKS  3.4%
COMMUNICATION SERVICES  1.4%
Interactive Media & Services  1.4%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $107,809 (1)(3)(4) 2,187,317 711,184
Total Communication Services 711,184
CONSUMER DISCRETIONARY  0.0%
Diversified Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(3)(4) 38,994 —
Total Consumer Discretionary —
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $9,405 (1)(3)(4) 230,046 11,737
Total Industrials & Business Services 11,737
INFORMATION TECHNOLOGY  1.4%
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $16,159 (1)(3)(4) 259,577 22,124

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $30,306 (1)(3)(4) 377,744 32,195
54,319
Software  1.3%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,400 (1)
(3)(4) 1,408 2,318
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)
(3)(4) 584 961
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(3)
(4) 58 96
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(3)(4) 243,443 43,537
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $113,591 (1)(3)(4) 1,545,458 293,637
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $1,974 (1)(3)(4) 21,342 4,055
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $77,826 (1)(3)(4) 415,548 20,557
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(3)(4) 6,914,757 104,413
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)
(3)(4) 1,628,640 24,902
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $16,690 (1)
(3)(4) 54,389 26,276
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(3)(4) 1,337,376 23,765
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)
(3)(4) 640,558 99,389
643,906
Total Information Technology 698,225
MATERIALS  0.5%
Chemicals  0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(3)(4) 1,538,629 72,423
Redwood Materials, Series D, Acquisition Date: 6/17/22 -
6/2/23, Cost $50,290 (1)(3)(4) 1,065,590 50,158
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)
(3)(4) 1,320,595 24,061
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $40,466 (1)(3)(4) 2,464,915 39,118
185,760

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $50,022 (1)(3)(4) 588,819 66,308
66,308
Total Materials 252,068
UTILITIES  0.1%
Independent Power & Renewable Electricity
Producers  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $48,323 (1)(3)(4) 1,998,146 48,895
Total Utilities 48,895
Total Convertible Preferred Stocks (Cost $1,168,151) 1,722,109
EQUITY FUNDS  0.3%
iShares Russell 1000 Growth ETF  274,426 129,886
Total Equity Funds (Cost $131,134) 129,886
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.77% (5)(7) 79,472,040 79,472
Total Short-Term Investments (Cost $79,472) 79,472
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (5)(7) 97,635,020 97,635
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 97,635
Total Securities Lending Collateral (Cost $97,635) 97,635
Total Investments in Securities
100.2% of Net Assets
(Cost $18,010,096) $ 49,883,842

T. ROWE PRICE Growth Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,153,396 and represents 4.3% of net assets.
(5) Affiliated Companies
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
ETF Exchange-Traded Fund
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ 7,913 $ —
T. Rowe Price Government Reserve Fund,
3.77% — — 8,515++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ 7,913 $ 8,515+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Gallop Holdings - Ascot Group  $ 23,172 $ 280 $ — $ 31,365
T. Rowe Price Government
Reserve Fund, 3.77% 486,247  ¤  ¤ 79,472
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 97,635
Total $ 208,472^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $8,515 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $200,793.

T. ROWE PRICE Growth Stock Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,010,096) $ 49,883,842
Receivable for shares sold 77,072
Receivable for investment securities sold 37,455
Cash 27,091
Due from affiliates 9,124
Dividends receivable 3,780
Foreign currency (cost $1) 1
Other assets 1,134
Total assets 50,039,499
Liabilities
Payable for shares redeemed 127,861
Obligation to return securities lending collateral 97,635
Investment management fees payable 21,724
Payable to directors 37
Other liabilities 2,433
Total liabilities 249,690
NET ASSETS $ 49,789,809

T. ROWE PRICE Growth Stock Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 33,132,367
Paid-in capital applicable to 458,645,325 shares of $1.00
par value capital stock outstanding; 3,000,000,000 shares
authorized 16,657,442
NET ASSETS $ 49,789,809
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $11,328,345; Shares outstanding:
105,342,528) $ 107.54
Advisor Class
(Net assets: $1,304,686; Shares outstanding: 12,771,638) $ 102.15
R Class
(Net assets: $676,040; Shares outstanding: 7,113,830) $ 95.03
I Class
(Net assets: $14,042,598; Shares outstanding:
129,718,345) $ 108.25
Z Class
(Net assets: $22,438,140; Shares outstanding:
203,698,984) $ 110.15

T. ROWE PRICE Growth Stock Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,903) $ 207,785
Securities lending 54
Other 79
Total income 207,918
Expenses
Investment management 252,299
Shareholder servicing
Investor Class $ 16,817
Advisor Class 2,058
R Class 1,055
I Class 1,605 21,535
Rule 12b-1 fees
Advisor Class 3,199
R Class 3,351 6,550
Prospectus and shareholder reports
Investor Class 170
Advisor Class 7
R Class 20
I Class 147
Z Class 4 348
Custody and accounting 1,041
Registration 167
Directors 157
Legal and audit 109
Miscellaneous 265
Waived / paid by Price Associates (108,587)
Total expenses 173,884
Net investment income 34,034

T. ROWE PRICE Growth Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 9,359,080
Foreign currency transactions 126
Net realized gain 9,359,206
Change in net unrealized gain / loss
Securities (1,976,671)
Other assets and liabilities denominated in foreign currencies 90
Change in net unrealized gain / loss (1,976,581)
Net realized and unrealized gain / loss 7,382,625
INCREASE IN NET ASSETS FROM OPERATIONS $ 7,416,659

T. ROWE PRICE Growth Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 34,034 $ 49,264
Net realized gain 9,359,206 6,242,487
Change in net unrealized gain / loss (1,976,581) 6,861,228
Increase in net assets from operations 7,416,659 13,152,979
Distributions to shareholders
Net earnings
Investor Class (1,395,728) (804,840)
Advisor Class (165,978) (92,379)
R Class (90,769) (48,996)
I Class (1,732,681) (981,885)
Z Class (2,632,378) (1,375,339)
Decrease in net assets from distributions (6,017,534) (3,303,439)
Capital share transactions
*
Shares sold
Investor Class 757,670 1,113,022
Advisor Class 86,582 72,105
R Class 50,536 53,651
I Class 1,276,597 1,817,216
Z Class 1,133,648 1,178,098
Distributions reinvested
Investor Class 1,335,969 772,248
Advisor Class 164,474 91,581
R Class 90,769 48,996
I Class 1,491,319 851,296
Z Class 2,632,378 1,375,339
Shares redeemed
Investor Class (3,626,187) (3,737,479)
Advisor Class (343,573) (381,424)
R Class (164,950) (192,254)
I Class (4,694,010) (3,301,814)
Z Class (3,394,060) (4,973,808)
Decrease in net assets from capital share
transactions (3,202,838) (5,213,227)

T. ROWE PRICE Growth Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period (1,803,713) 4,636,313
Beginning of period 51,593,522 46,957,209
End of period $ 49,789,809 $ 51,593,522
*Share information (000s)
Shares sold
Investor Class 7,006 10,859
Advisor Class 840 748
R Class 518 590
I Class 11,914 17,873
Z Class 10,186 12,063
Distributions reinvested
Investor Class 12,267 7,073
Advisor Class 1,590 875
R Class 943 498
I Class 13,604 7,762
Z Class 23,605 12,403
Shares redeemed
Investor Class (32,957) (37,102)
Advisor Class (3,332) (3,972)
R Class (1,676) (2,092)
I Class (42,559) (32,658)
Z Class (29,947) (49,124)
Decrease in shares outstanding (27,998) (54,204)

T. ROWE PRICE Growth Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Growth Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Growth Stock
Fund, Inc. (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth through investments in stocks. The fund has five classes of shares:
the Growth Stock Fund, Inc. (Investor Class), the Growth Stock Fund–
Advisor Class (Advisor Class), the Growth Stock Fund–R Class (R Class),
the Growth Stock Fund–I Class (I Class) and the Growth Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Growth Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are

T. ROWE PRICE Growth Stock Fund

reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the fund realized $846,100,000 of net gain on
$1,086,341,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Growth Stock Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Growth Stock Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $393,590,000 for the year ended December 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 47,335,503 $ 87,950 $ 431,287 $ 47,854,740
Convertible Preferred Stocks — — 1,722,109 1,722,109
Equity Funds 129,886 — — 129,886
Short-Term Investments 79,472 — — 79,472
Securities Lending Collateral 97,635 — — 97,635
Total $ 47,642,496 $ 87,950 $ 2,153,396 $ 49,883,842
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 288,741 $ 17,510 $ 125,036 $ — $ 431,287
Convertible Preferred Stocks 1,352,219 411,526 26,095 (67,731) 1,722,109
Total $ 1,640,960 $ 429,036 $ 151,131 $ (67,731) $ 2,153,396

T. ROWE PRICE Growth Stock Fund

Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 431,287 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
-# -# -#
Discount
for lack of
recoverability
-# -# -#
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 10.1x
6.0x Increase
Sales growth
rate
17% 17% Increase
Enterprise
value to gross
profit multiple
7.8x
- 12.8x
8.2x Increase
Gross profit
growth rate
20% 20% Increase
Enterprise
value to
net income
multiple
13.2x 13.2x Increase
Book value per
share multiple
2.1x 2.1x Increase
Discount
for lack of
recoverability
-# -# -#
Discount
to public
company
multiples
35%
- 40%
38% Decrease

T. ROWE PRICE Growth Stock Fund

Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
origination
fees
1% 1% Decrease
Discount for
carried interest
liability
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,722,109 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.1x
- 30.7x
6.9x Increase
Sales growth
rate
15%
- 111%
31% Increase
Enterprise
value to gross
profit multiple
6.2x
- 47.3x
21.3x Increase
Gross profit
growth rate
20%
- 24%
21% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Enterprise
value to
EBITDA
multiple
8.9x
- 26.2x
17.6x Increase

T. ROWE PRICE Growth Stock Fund

Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA
growth rate
170% 170% Increase
Price-to-
earnings
multiple
15.0x
- 61.1x
18.7x Increase
Earnings
growth rate
17% 17% Increase
Premium
to public
company
multiples
11%
- 25%
18% Increase
Cost of capital 30%
- 38%
33% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount
for lack of
recoverability
—# —# —#
Discount
to public
company
multiples
6%
- 40%
27% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% - 5% 5% Increase

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and
Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 53%
- 58%
55% Increase

T. ROWE PRICE Growth Stock Fund

indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $127,206,000; the aggregate value of collateral was
$130,570,000 and consisted of cash collateral and related investments of
$97,635,000 and U.S. government securities of $32,935,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $17,537,054,000 and
$25,464,314,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Growth Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 24,579 $ 42,541
Long-term capital gain 5,992,955 3,260,898
Total distributions $ 6,017,534 $ 3,303,439
($000s)
Cost of investments $ 18,038,056
Unrealized appreciation $ 32,698,342
Unrealized depreciation (852,514)
Net unrealized appreciation (depreciation) $ 31,845,828
($000s)
Undistributed ordinary income $ 58,041
Undistributed long-term capital gain 1,228,498
Net unrealized appreciation (depreciation) 31,845,828
Total distributable earnings (loss) $ 33,132,367

T. ROWE PRICE Growth Stock Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.25% of the fund’s average daily net assets up to $15 billion and 0.2125% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was
0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;

T. ROWE PRICE Growth Stock Fund

expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject

T. ROWE PRICE Growth Stock Fund

to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $4,807,000 for T. Rowe Price
Services, Inc.; and $2,035,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.86% 1.11% 1.36% 0.05% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(108,587)

T. ROWE PRICE Growth Stock Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2025.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Growth Stock Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Growth Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Growth
Stock Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Growth Stock Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Growth Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Growth Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $7,296,292,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $188,257,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $174,519,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F40-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026